Aggressive Investors 1 Fund
FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Investment Objective:

The Aggressive Investors 1 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Aggressive Investors 1 Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Aggressive Investors 1 Fund Class N
Management Fees	[1]	0.90%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.25%
[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.76% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Investors 1 Fund Class N	127	397	686	1,511

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

•	leveraging (borrowing up to 50% of its net assets from banks),
•

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund's exposure to stock market risk in order to attempt to maintain a more constant level of risk,

•	purchasing and selling financial or commodity futures and options to diversify risk,
•	entering into short-sale transactions (up to 20% of its total assets),
•	investing up to 20% of its total assets in a single company,
•	investing up to 15% of its total assets in foreign securities (as defined below), and
•	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund sometimes invests in a smaller number of companies than many mutual funds.

The Fund may engage in active and frequent trading.

Principal Risks:

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. Leverage created from borrowing may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Individual short-sale positions can theoretically expose shareholders to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund's net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a smaller number of companies, which will likely add to Fund volatility.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Aggressive Investors 1 Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -20.96%.

	Quarter	Total Return
Best Quarter	Q2 03	28.34%
Worst Quarter	Q4 08	-32.80%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Aggressive Investors 1 Fund		1 Year	5 Years	10 Years
Class N		17.82%	(2.91%)	2.24%
Class N Return After Taxes on Distributions	[1]	17.20%	(3.82%)	1.58%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.78%	(2.25%)	2.04%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.